RECENT REAL ESTATE TRANSACTIONS (Acquisitions of Properties) (Detail) - Residential Properties - Forty-Five Dubose Model Homes	Dec. 31, 2019 USD ($)
Allocated Purchase Price of Properties Acquired [Abstract]
Land	$ 2,495,436
Buildings and Other	10,542,126
Total purchase price	$ 13,037,562